Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
Schedule of accounts payable and accrued liabilities
14. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of:

	December 31, 2021	December 31, 2020
Trade accounts payable(1)	$77,461	$80,280
Royalty payables	24,113	18,166
Other accounts payable and accrued liabilities	107,207	94,600
Payroll and severance liabilities	64,968	56,715
Value added tax liabilities	12,006	11,208
Other tax payables	20,332	20,969
	$306,087	$281,938
(1)No interest is charged on the trade accounts payable ranging from 30 to 60 days from the invoice date. The Company has policies in place to ensure that all payables are paid within the credit terms.